DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Revenues (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues [Abstract]
Sales of goods and services	$ 1,206,612,985	$ 967,498,077	$ 1,079,018,197
Government grants	13,153,302	18,554,691	36,678,002
Total	$ 1,219,766,287	$ 986,052,768	$ 1,115,696,199